LOANS (covered)	12 Months Ended
Dec. 31, 2011
Covered Loans [Abstract]
LOANS (covered)
Loans (covered)

First Financial evaluates purchased loans for impairment in accordance with the provisions of FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. The cash flows expected to be collected on purchased loans are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. Purchased loans are considered impaired if there is evidence of credit deterioration since origination and if it is probable that not all contractually required payments will be collected. First Financial is accounting for the majority of loans purchased in the Peoples and Irwin acquisitions under FASB ASC Topic 310-30 except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Purchased impaired loans are not classified as nonperforming assets as the loans are considered to be performing under FASB ASC Topic 310-30. Therefore, interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows is being recognized on all purchased loans being accounted for under FASB ASC Topic 310-30.

The following table reflects the carrying value of all purchased impaired and nonimpaired covered loans:

	December 31, 2011			December 31, 2010
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30 (1)	Total Purchased Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30 (1)	Total Purchased Loans
Commercial	$182,625	$13,267	$195,892	$295,600	$38,439	$334,039
Real estate - construction	17,120	0	17,120	42,743	0	42,743
Real estate - commercial	627,257	9,787	637,044	837,942	17,783	855,725
Real estate - residential	121,117	0	121,117	147,052	0	147,052
Installment	12,123	1,053	13,176	19,560	1,511	21,071
Home equity	4,146	60,832	64,978	7,241	66,454	73,695
Other covered loans	0	3,917	3,917	0	7,168	7,168
Total covered loans	$964,388	$88,856	$1,053,244	$1,350,138	$131,355	$1,481,493

(1) Includes loans with revolving privileges which are scoped out of FASB ASC Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method of accounting.

The outstanding balance of all loans accounted for under FASB ASC Topic 310-30, including contractual principal, interest, fees, and penalties, was $1.6 billion and $2.2 billion as of December 31, 2011 and December 31, 2010, respectively.

Changes in the carrying amount of accretable yield for loans accounted for under FASB ASC Topic 310-30 for the years ended December 31 were as follows:

(Dollars in thousands)	2011	2010	2009
Balance at beginning of period (1)	$509,945	$623,669	$0
Additions	0	0	691,266
Reclassification from non-accretable difference	39,079	97,808	0
Accretion	(125,524)	(139,356)	(48,673)
Other net activity (2)	(79,090)	(72,176)	(18,924)
Balance at end of period	$344,410	$509,945	$623,669

(1)   Excludes loans with revolving privileges which are scoped out of FASB Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method.
(2)   Includes the impact of loan repayments and charge-offs.

First Financial reviewed its forecast of expected cash flows for loans accounted for under FASB ASC Topic 310-30 throughout 2011. The Company recognized improvement in the cash flow expectations related to certain loan pools resulting in the reclassification from nonaccretable to accretable difference of $39.1 million and $97.8 million during 2011 and 2010, respectively. These reclassifications resulted in yield adjustments on these loan pools on a prospective basis. The Company also recognized declines in the cash flow expectations of certain loan pools. Any decline in expected cash flows for a pool of loans is considered impairment and recorded as provision expense, and a related allowance for loan and lease losses on covered loans, on a discounted basis during the period. Improved cash flow expectations for loan pools that were impaired during prior periods is recorded first as a reversal of previously recorded impairment and then as an increase in prospective yield when all previously recorded impairment has been recaptured. For further detail on impairment and provision expense related to loans accounted for under FASB ASC Topic 310-30, see "Covered Loans" under Note 12 - Allowance for Loan and Lease Losses.

Covered loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$73	$294	$6,490	$6,857	$6,410	$13,267	$0
Real estate - commercial	184	0	1,870	2,054	7,733	9,787	0
Installment	0	0	0	0	1,053	1,053	0
Home equity	1,344	11	1,679	3,034	57,798	60,832	0
All other	10	6	125	141	3,776	3,917	107
Total	$1,611	$311	$10,164	$12,086	$76,770	$88,856	$107

	As of December 31, 2010
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$880	$419	$13,764	$15,063	$23,376	$38,439	$0
Real estate - commercial	225	62	1,896	2,183	15,600	17,783	0
Installment	0	0	0	0	1,511	1,511	0
Home equity	656	443	1,424	2,523	63,931	66,454	0
All other	87	10	9	106	7,062	7,168	9
Total	$1,848	$934	$17,093	$19,875	$111,480	$131,355	$9

Nonaccrual. Covered loans accounted for under FASB ASC Topic 310-30 are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period covered loan loss provision or prospective yield adjustments.

Similar to uncovered loans, covered loans accounted for outside FASB ASC Topic 310-30 are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Information as to covered nonaccrual loans was as follows:

(Dollars in thousands)	2011	2010	2009
Principal balance
Nonaccrual loans
Commercial	$7,203	$16,190	$8,458
Real estate-commercial	2,192	2,074	5,745
Home equity	1,747	1,491	1,703
All other	18	0	509
Total	$11,160	$19,755	$16,415

Interest income effect
Gross amount of interest that would have been recorded under original terms	$1,020	$1,453	$1,049
Interest included in income	58	398	608
Net impact on interest income	$962	$1,055	$441

Impaired Loans – Covered loans placed on nonaccrual status, excluding loans accounted for under FASB ASC Topic 310-30, are considered impaired. First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

	As of December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$16,190	$18,346	$0	$12,324	$316
Real estate - commercial	2,074	5,412	0	3,910	14
Installment	0	0	0	255	0
Home equity	1,491	3,137	0	1,597	68
Total	$19,755	$26,895	$0	$18,086	$398

Credit Quality – For further discussion of First Financial's monitoring of credit quality for commercial and consumer loans, including discussion of the risk attributes noted below, please see Note 10 - Loans.

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$113,201	$2,506	$340,889	$456,596
Special Mention	22,468	3,597	63,880	89,945
Substandard	52,103	11,017	230,870	293,990
Doubtful	8,120	0	1,405	9,525
Total	$195,892	$17,120	$637,044	$850,056

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$121,117	$13,176	$63,231	$3,899	$201,423
Nonperforming	0	0	1,747	18	1,765
Total	$121,117	$13,176	$64,978	$3,917	$203,188

	As of December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$225,088	$14,021	$476,140	$715,249
Special Mention	35,768	5,743	106,057	147,568
Substandard	60,090	22,979	268,651	351,720
Doubtful	13,093	0	4,877	17,970
Total	$334,039	$42,743	$855,725	$1,232,507

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$147,052	$21,071	$72,204	$7,168	$247,495
Nonperforming	0	0	1,491	0	1,491
Total	$147,052	$21,071	$73,695	$7,168	$248,986

Covered OREO – Covered OREO is comprised of properties acquired by the Company through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem covered loans. These properties remain subject to loss share agreements whereby the FDIC reimburses First Financial for the majority of any losses incurred. The acquired properties are recorded at the lower of cost or fair value upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Subsequent write-downs in the carrying value of covered OREO properties are expensed as incurred. Improvements to the properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property.

Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Balance at beginning of year	$35,257	$12,916	$0
Additions
Commercial	46,880	22,237	12,916
Residential	2,753	9,827	0
Total additions	49,633	32,064	12,916
Disposals
Commercial	26,693	4,744	0
Residential	7,849	4,536	0
Total disposals	34,542	9,280	0
Write-downs
Commercial	4,407	414	0
Residential	1,123	29	0
Total write-downs	5,530	443	0
Balance at end of year	$44,818	$35,257	$12,916